Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue [abstract]
Schedule of Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As at March 31
	2024	2025
Receivables, which are included in ‘Trade and other receivables’	83,116	129,201
Contract assets	253	507

Contract liabilities	93,366	120,273

Non-current	408	175
Current	92,958	120,098
Total contract liabilities	93,366	120,273

Schedule of Changes in Contract Assets

Changes in contract assets are as follows:

	As at March 31
	2024	2025
Balance at the beginning of the year	—	253
Revenue recognised during the year	28,628	56,989
Invoices raised during the year	(28,373)	(56,731)
Translation exchange difference	(2)	(4)
Balance at the end of the year	253	507